CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 24,461	$ 27,179	$ 37,098
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	145,121	134,053	113,017
Loss on extinguishment of debt	30,152	5,218	2,130
Gain on disposition of assets	(1,054)	(3,994)	(1,974)
Deferred tax expense	1,509	12,699	15,837
Provision for reduction in carrying value of certain assets	0	2,544	0
Expenses not requiring cash	19,331	17,764	22,600
Change in assets and liabilities:
Accounts and notes receivable	(12,238)	(33,512)	15,241
Rig materials and supplies	(2,878)	1,754	344
Other current assets	26,032	(11,715)	(4,313)
Accounts payable and accrued liabilities	27,231	(286)	(2,657)
Accrued income taxes	(7,657)	10,454	(6,102)
Other assets	(47,543)	(661)	(1,522)
Net cash provided by operating activities	202,467	161,497	189,699
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(179,513)	(155,645)	(191,543)
Proceeds from the sale of assets	5,938	8,218	3,937
Acquisition of ITS, net of cash acquired	0	(117,991)
Net cash used in investing activities	(173,575)	(265,418)	(187,606)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	400,000	350,000	130,000
Proceeds from draw on revolver credit facility	0	0	7,000
Repayments of long-term debt	(425,000)	(125,000)	0
Repayments of senior notes	0	0	(125,000)
Repayments of term loan	(10,000)	(50,000)	(18,000)
Payments of debt issuance costs	(7,630)	(11,172)	(4,859)
Payments of debt extinguishment costs	(26,214)	0	(555)
Excess tax benefit (expense) from stock-based compensation	(281)	896	(662)
Net cash provided by (used in) financing activities	(69,125)	164,724	(12,076)
Net increase (decrease) in cash and cash equivalents	(40,233)	60,803	(9,983)
Cash and cash equivalents at beginning of year	148,689	87,886	97,869
Cash and cash equivalents at end of year	108,456	148,689	87,886
Supplemental cash flow information:
Interest paid	41,820	42,236	37,405
Income taxes paid	$ 26,694	$ 17,036	$ 40,234